Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 51,285	$ 31,744
Allowance for credit losses	(642)	(104)
Accounts receivable, net	$ 50,643	$ 31,640